De-SPAC Merger Transaction - Common Stock Warrants (Details)	9 Months Ended
Sep. 30, 2022 USD ($) D $ / shares shares
Common Stock Warrants
Warrant to purchase each share | shares	1
Warrant exercise price (in dollars per share) | $ / shares	$ 11.50
Westrock Public Warrants
Common Stock Warrants
Warrants | shares	12,500,000
Warrant expiry term	5 years
Redemption price | $ / shares	$ 0.01
Number of trading days | D	20
Number of trading days before warrant redemption notice | D	30
Number of business days | D	3
Share price (in dollars per share) | $ / shares	$ 18.00
Number of business days after closing | $	60
Westrock Public Warrants | Minimum
Common Stock Warrants
Term of redemption notice to share holders	30 days
Westrock Private Warrants
Common Stock Warrants
Warrants | shares	7,400,000
Warrant exercisable term	30 days